Offerings - Offering: 1	Apr. 21, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered	2,750,000
Proposed Maximum Offering Price per Unit	220.16
Maximum Aggregate Offering Price	$ 605,440,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 83,611.27
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the common stock, par value $0.50 per share, of M&T Bank Corporation (the “Corporation”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of the Corporation’s common stock.

(2)
Represents the additional shares of the Corporation’s common stock available for future issuance under the M&T Bank Corporation 2019 Equity Incentive Compensation Plan (amended and restated effective as of April 21, 2026) resulting from an amendment and restated adopted by the Corporation’s shareholders as of April 21, 2026.

(3)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The aggregate offering price is computed based on $220.16, which is the average of the high and low prices of the Corporation’s common stock as reported on the New York Stock Exchange on April 14, 2026.